Liquidity and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liquidity and Management's Plans
Liquidity and Management's Plans

(2) Liquidity and Management’s Plans

The Company currently does not generate revenue sufficient to offset operating costs and anticipates such shortfalls to continue partially due to the unpredictability of new variants of COVID-19, which may result in a slow-down of elective surgeries and restrictions in some locations. Additionally, our anticipated expansion of our product portfolio and future products may not come to fruition. As of September 30, 2022, the Company had net working capital of approximately $6.1 million, primarily due to cash and cash equivalents and restricted cash of $6.2 million. The Company’s principal source of liquidity as of September 30, 2022, consisted of approximately $6.2 million of cash and cash equivalents and restricted cash, and $2.2 million of accounts receivable. Based on its available cash resources, the Company may not have sufficient cash on hand to fund its current operations for more than twelve months from the date of filing this prospectus. This condition raises substantial doubt about the Company’s ability to continue as a going concern. The Company believes in the viability of its business strategy and in its ability to raise additional funds, however, there can be no assurance to that effect.

Given the Company’s projected operating requirements and its existing cash and cash equivalents management’s plans include evaluating different strategies to obtain the required funding of future operations. Our anticipated operations include plans to (i) increase the sales and operations of the Company with the Lap-Band product line in order to expand sales domestically and internationally (ii) improve operational efficiencies, resulting in a reduction of operational expenses, as well as a reduction to marketing and advertising costs, primarily due to focusing on digital media rather than television and print and (iii) to continue promoting our ReShapeCare virtual health coaching program as an addition to bariatric surgery or as an alternative to individuals that do not meet the criteria and/or do not want to go through bariatric surgery. If sales do not improve, we will reduce our expenditures for marketing, clinical and product development activities to maintain operational activities until a period of time in which we could obtain additional debt or equity financing to support our operations. However, there can be no assurance that the Company will be able to secure such additional financing. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company’s plans do not alleviate substantial doubt about our ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

COVID-19 Risk and Uncertainties and CARES Act

COVID-19 pandemic continues to lead to unprecedented restrictions on, distributions in, and other related impacts on business and personal activities, including a shift in healthcare priorities, which resulted in a significant decline in medical procedures in 2020 in the United States and foreign countries. Concerns remain regarding the pace of economic recovery due to virus resurgences, including new variants, across the globe as well as vaccine distribution and hesitancy. The United States and other foreign governments may reimplement restrictions and other requirements in light of the continuing spread of the COVID-19 pandemic. Due to the continuing uncertainty caused by the COVID-19 pandemic, the full extent to which the pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including sales, expenses, manufacturing, clinical trials, research and development costs, reserves and allowances, will depend on future developments that are highly uncertain and difficult to predict. These developments include, but are not limited to, the duration and spread of the outbreak (including new and more contagious variants of COVID-19), its severity, the actions to contain the virus or address its impact, the public acceptance and efficacy of vaccines and other treatments, United States and foreign governments actions to respond to the reduction of global activity, and how quickly and to what extent normal economic and operating conditions can resume.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, included provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act established the Paycheck Protection Program (“PPP”) under which the Company received a PPP loan. On February 3, 2021, the Company submitted the application for PPP loan forgiveness according to the terms and conditions of the United States Small Business Administration’s (“SBA”) Loan Forgiveness Application (Revised June 24, 2002). On March 1, 2021, the Company received confirmation from the SBA that the PPP Loan had been forgiven in full including all interest incurred. This may still be subject to audit by the SBA or relevant authorities, and subject to terms and conditions of the PPP program. The Company was also able to benefit from the employee retention credit. For further details on the PPP loan and the employee retention credit, see Note 5 below.

(3)	Liquidity and Management’s Plans

As of December 31, 2021, the Company had net working capital of approximately $22.9 million, primarily due to cash and cash equivalents and restricted cash of $22.8 million, and $2.8 million of accounts receivable.

The Company’s anticipated operations include plans to (i) manufacture, and promote the sales and operations of the Lap-Band product line in order to expand sales domestically and internationally as well as to obtain cost savings synergies, (ii) introduce to the marketplace ReShapeCare and ReShape Marketplace as an extension of ReShapeCare (iii) continue clinical testing of the ReShape Vest, (iv) continue development of the DBSN device, (v) seek opportunities to leverage our intellectual property portfolio and custom development services to provide third-party sales and licensing opportunities, and (vi) explore and capitalize on synergistic opportunities to expand our portfolio and offer future minimally invasive treatments and therapies in the obesity continuum of care, which includes the Obalon Balloon System acquired from the recently finalized merger with Obalon that was completed on June 15, 2021. With the July 2021 financing transaction the Company believes that it has the flexibility to manage the growth of its expenditures and operations.

Liquidity

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $576.8 million. The Company also expects to incur a net loss and negative cash flows from operations for 2022.

The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future. The Company believes its current capital resources will be sufficient for the Company to continue as a going concern for at least one year from the issuance date of these consolidated financial statements.

The Company will be required to raise additional capital, however, there can be no assurance as to whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development or future commercialization efforts or grant rights to develop and market product candidates or testing products that the Company would otherwise plan to develop.

COVID-19 Risk and Uncertainties and CARES Act

Since the first quarter of 2020, the COVID-19 pandemic has led to unprecedented restrictions on, distributions in, and other related impacts on business and personal activities, including a shift in healthcare priorities, which resulted in a significant decline in medical procedures in 2020 in the United States and internationally. Concerns remain regarding the pace of economic recovery due to virus resurgence across the globe from the Delta and Omicron variants and other virus mutations as well as vaccine distribution and hesitancy. As the COVID-19 pandemic shifts to a COVID-19 endemic, the United States and other foreign governments may continue existing measures or implement new restrictions and other requirements in light of the continuing spread of the COVID-19 virus. Due to the uncertainty caused by the COVID-19, the full extent to which COVID-19 will directly or indirectly impact the Company’s business, results of operations and financial condition, including sales, expenses, manufacturing, clinical trials, research and development costs, reserves and allowances, will depend on future developments that are highly uncertain and difficult to predict. These developments include, but are not limited to, the duration and spread of the outbreak (including new and more contagious variance of COVID-19), its severity, the actions to contain the virus or address its impact, the timing, distribution, public acceptance and efficacy of vaccines and other treatments, United States and foreign governments actions to respond to the reduction of global activity, and how quickly and to what extent normal economic and operating conditions can resume.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act established the Paycheck Protection Program (“PPP”) under which the Company received a PPP loan. On February 3, 2021, the Company submitted the application for PPP loan forgiveness according to the terms and conditions of the United States Small Business Administration’s (“SBA”) Loan Forgiveness Application (Revised June 24, 2002). On March 1, 2021, the Company received confirmation from the SBA that, the PPP Loan had been forgiven in full including all interest incurred. This may still be subject to audit by the SBA or relevant authorities, subject to terms and conditions of the PPP program. The Company was also able to benefit from the employee recognition credit. For further details on the PPP loan and the employee recognition credit, see Note 8 below.